--------------------------------------------------------------------------------
                                                                  April 30, 1999
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Farmers
Mutual Fund
Portfolios

Annual Report

            Includes reports for:

            Income Portfolio

            Income with Growth Portfolio

            Balanced Portfolio

            Growth with Income Portfolio

            Growth Portfolio





Offering a broad range of investment opportunities by investing in a select mix of established mutual funds.









                                          (logo) FARMERS^(R)
                                                 FINANCIAL SERVICES

(BLANK INSIDE FRONT COVER)

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Farmers Mutual Fund Portfolios

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Date of Portfolios' Inception: 3/9/99

Income Portfolio                     Total Net Assets as of 4/30/99:  $153,913

Income with Growth Portfolio         Total Net Assets as of 4/30/99:  $110,332

Balanced Portfolio                   Total Net Assets as of 4/30/99:  $132,164

Growth with Income Portfolio         Total Net Assets as of 4/30/99:  $352,824

Growth Portfolio                     Total Net Assets as of 4/30/99:  $146,933
--------------------------------------------------------------------------------

o Stocks have benefited in recent months from strong domestic growth and low inflation. Bonds have posted weaker performance, however, as the improving health of the overseas economies sparked concerns that the favorable conditions in the U.S. would give way to a more inflationary environment.


o Each Portfolio seeks to provide total returns in excess of its benchmark index, with a similar level of risk. To accomplish this objective, each Portfolio diversifies among several established mutual funds from leading investment management firms.



Table of Contents


Letter from the President.............................  4

Portfolio Management Discussion ......................  5

Glossary of Investment Terms ......................... 18


Farmers Income Portfolio


Portfolio Highlights..................................  8

Portfolio Summary ....................................  9

Investment Portfolio ................................. 19

Financial Highlights ................................. 30

Farmers Income with Growth Portfolio


Portfolio Highlights.................................. 10

Portfolio Summary..................................... 11

Investment Portfolio.................................. 20

Financial Highlights.................................. 30


Farmers Balanced Portfolio


Portfolio Highlights.................................. 12

Portfolio Summary..................................... 13

Investment Portfolio.................................. 21

Financial Highlights.................................. 31


Farmers Growth with Income Portfolio


Portfolio Highlights.................................. 14

Portfolio Summary .................................... 15

Investment Portfolio.................................. 22

Financial Highlights.................................. 31


Farmers Growth Portfolio


Portfolio Highlights..................................  16

Portfolio Summary.....................................  17

Investment Portfolio..................................  23

Financial Highlights..................................  31


All Portfolios


Financial Statements..................................  24

Notes to Financial Statements.........................  34

Report of Independent Accountants ....................  37

Officers and Trustees.................................  38

Letter from the President


Dear Shareholders,

We are pleased to present the first annual report of the Farmers Mutual Fund Portfolios, a key ingredient in the Financial Solutions Program offered by Farmers, Scudder Kemper Investments, and Investors Brokerage Services, Inc. The Program has been designed to make mutual fund investing simple and convenient for you, our customers. It is likely that many of you face evolving situations, changing goals, and tough decisions. With thousands of mutual funds available, it can be difficult to make the right investment choices to meet your needs. That's why the Farmers Portfolios were created. Partnering with Scudder Kemper Investments Inc., one of the world's leading investment management organizations, we have established five portfolios that invest in established stock, bond, and money market mutual funds from several top money management firms. In this way, shareholders can benefit from an appropriate asset allocation consistent with their risk tolerance, and can gain access to a larger number of securities than they likely could if they were to invest on their own.

The program's primary goal is to generate favorable risk-adjusted returns by emphasizing portfolio diversification, which spreads risk and provides access to a wider range of investment opportunities. Investors who allocate their assets among a variety of investments will lessen the impact of weakness in a single company, industry, or region. With this in mind, management employs a consistent methodology for selecting, monitoring, and gradually adjusting what they believe to be the optimal mix of mutual funds based on long term trends. This approach is designed to provide superior risk-adjusted performance of each Portfolio over time.

Thank you for your investment in the Farmers Mutual Fund Portfolios. For more information on the recent market environment, please turn to the Portfolio Management Discussion with lead portfolio manager Philip Fortuna beginning on page 5. We have also provided a synopsis on each of the individual Portfolios, explaining how its investments are designed to help you meet your long term investment objectives. If you have any questions about your investment, please contact your Farmers agent.

   Sincerely,

   /s/Paul Secord

   Paul Secord
   President,
   Farmers Investment Trust

Portfolio Management Discussion

In the following interview, Philip Fortuna, lead portfolio manager of the Farmers Mutual Fund Portfolios, discusses the recent market environment and the Portfolios' current investment strategy.

Q: The stock market, as measured by the Dow Jones Industrial Average, has soared recently, passing 10,000 in early April then 11,000 just weeks later. What does this mean for investors?

A: Although the Dow contains only thirty companies, it has long been used as the bellwether indicator for the health of the U.S. stock market. The numbers themselves don't carry a great deal of meaning, but they do show that investors are enthusiastic about the prospects of the U.S. economy. Growth has remained strong, even as various crises have taken their toll on a number of countries overseas. Unemployment is low, which means that more people have money to spend in the nation's shopping malls and car dealerships. More important, interest rates have remained at low levels for much of the past year, making it easier for people to buy new homes and for businesses to invest in new projects. The domestic economy has been hitting on all cylinders for quite some time now. Taken together, these factors have provided an ideal backdrop for the rise in stock prices.

Q: What role has the explosive proliferation of technology had on economic growth?

A: We believe that the importance of technology cannot be overstated. The complex of innovations that includes software, biotechnology, broadband communications and the Internet is changing the way people live and work, much as electricity, automobiles, railroads and the telegraph did earlier in our history. In addition to fostering the growth of new products and new companies, technology has contributed to improved productivity and lower prices for many of the products we use every day.

Q: Despite the existence of these positive factors in the U.S. economy, the strongest stock price gains have generally been limited to a narrow group of the largest companies in the last year and a half. Why is this?

A: Even when the economy is doing well here in the U.S., it is important to remember that we are becoming increasingly interconnected with the rest of the world. As a consequence, difficulties overseas have the ability to impact our financial markets even when they occur in relatively remote areas. During the past year, investors have had to assess the impact of a wide variety of problems that cropped up in the international markets, such as the slowdown in Asia, the recession in Japan, and the currency crises in Russia and Brazil, just to name a few. Although the U.S. economy has so far been virtually immune to these difficulties, market participants have been worried that they may eventually spread to our shores. In order to gain shelter from a potential slowdown in our economy, investors sought cover in stocks of large, well-known companies that they believe have the ability to generate steady earnings growth in both good times and bad. While this has been a distinct positive for companies such as Home Depot, McDonald's, and IBM, many smaller companies have been negatively impacted over the past year despite attractive fundamentals. Similarly, stocks that fall in the "value" category -- concentrating primarily on future, rather than current earnings growth -- have generally posted meager returns. The good news for investors who have maintained exposure to these areas is that in April small caps and value stocks took over as the market leaders, while large growth companies lagged. This demonstrates the importance of diversification among multiple asset classes and investment styles.

Q: You mentioned earlier that the economy has been helped by lower interest rates. How has this affected bond investors?

A: At present, U.S. government bond yields remain low based on recent history. However, yields (which move in the opposite direction of bond prices) have risen substantially since the depths of the emerging markets crisis last fall, during which investors snapped up Treasuries in a "flight to quality." The bellwether 30-year Treasury bond, which yielded 4.72% at its low on October 5, 1998, subsequently rose to 5.66% by April 30, 1999. Bond yields tend to rise (and prices fall) when the economy is doing well, since inflation is sometimes a negative side effect of strong growth. As evidence has mounted that the global economy is increasingly robust, government bond prices have suffered accordingly. On the other hand, the improved economic outlook has generally been beneficial for domestic corporate bonds, whose prices tend to respond favorably when the economy is exhibiting steady upward growth. This divergence between two sectors of the bond market again shows that diversification is an essential component of prudent investing.

Q: The underlying funds in the Farmers Portfolios have exposure to both large and small company stocks, and hold both corporate and government bonds. What selection process do you use to achieve this high level of diversification?

A: Our primary objective in managing the Portfolios is to deliver superior returns to our benchmark indices over three or more years, while maintaining a similar level of risk. In order to achieve this objective, we identify established funds that have developed a strong track record and displayed management stability, style consistency, and above-average three-year performance. To determine what weightings we give each fund within the Portfolios, we use a computer model to seek an optimal combination of investments. The purpose of this model is to manage risk by measuring how the individual mutual funds we hold in the Portfolios have performed against each other in a variety of market conditions. If two funds tend to respond in different ways to a similar investment environment, the overall volatility of the Portfolio may decrease if a portion of assets is invested in each one.

To ensure that the computer analysis is helping us meet our investment objectives, we review it monthly and whenever there are significant market events. Since the Portfolios' asset allocations are designed to be long term in nature, any changes we do make are likely to be incremental. We believe that this approach is well suited to meet the needs of investors who are seeking diversification and professional risk management over a long-term time horizon.

Q: What would you tell investors who will be watching the markets in the months ahead?

A: As always, we would like to encourage investors to stay focused on their long-term objectives regardless of how the markets are performing at any given time. While periodic fluctuations can be nerve-wracking, it is important to keep in mind that downturns and rallies are regular, natural occurrences in the financial markets. Whether the markets are rising or falling, however, we intend to manage the Portfolios with the same patient style and long term view. We urge shareholders to take a similar approach with their investments.

Portfolio Highlights


Farmers Income Portfolio

Our objective in managing the Income Portfolio is to provide higher returns than the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index.^1 At the same time, we strive to keep the risk level of the Portfolio similar to that of the Index. We believe that this favorable balance of risk and reward can be achieved through diversification among multiple types of bond funds. With this goal in mind, we have divided the Portfolio among five different fixed income funds, each of which invests in a different sector of the bond market. Since each individual sector tends to respond in a different way to changes in the broader economic environment, the rise of one may offset a drop in another, reducing the overall volatility of the portfolio.

We have invested 25% of the Portfolio's assets in each of three funds: Scudder Income Fund, Kemper High Yield Fund -- Class I, and PIMCO Foreign Bond Fund -- Institutional Shares. Scudder Income Fund invests primarily in government issues and investment-grade corporate bonds with intermediate (5-10 year) maturities. We feel that Scudder Income Fund's exposure to sectors that are generally considered to be more conservative will provide stability to the Portfolio over time. Kemper High Yield Fund -- Class I carries a higher level of risk than Scudder Income Fund, but, it also generates more income. High yield corporate bonds, such as those held by the Kemper High Yield Fund -- Class I, are issued by companies that must pay a higher coupon to attract investors because the companies' creditworthiness is less certain than issuers of investment-grade corporate bonds. Since high yield issues tend to benefit from a favorable economic backdrop, they provide an excellent complement to government bonds, which tend to benefit from less favorable conditions. PIMCO Foreign Bond Fund -- Institutional Shares provides an added level of diversification through its exposure to bonds in established overseas economies such as the U.K., Germany, and Japan. Even in an increasingly global economy, foreign issues can balance the performance of domestic bonds. To increase overall Portfolio stability, we also have established small positions in PIMCO Low Duration Fund -- Institutional Shares (5% of total assets), which invests in short-term bonds, and Kemper U.S. Government Securities Fund -- Class I (15%), which holds Treasuries and mortgage-backed securities.

We believe that over time, a carefully constructed portfolio that includes a wide variety of bonds will provide shareholders with an optimal combination of portfolio stability and high current income.

^1 The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury Issues, Agency Issues, corporate bond issues, and mortgage-backed securities. The Index is commonly used as a performance benchmark for bond funds.

Portfolio Summary


Farmers Income Portfolio
--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A PIE CHART HERE
WITH THE FOLLOWING DATA:

    Money Market           5%                          The Portfolio will remain
    Fixed Income          95%                             fully invested in bond
                        -----                             funds and money market
                         100%                                             funds.
                        =====



--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                         0-20%               Asset class allocations
Fixed Income                       80-100%             are derived from the risk
                                                       profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Kemper High Yield Fund-- Class I              25%       Management is seeking to
Scudder Income Fund                           25%           achieve high current
PIMCO Foreign Bond Fund--                                   income and portfolio
   Institutional Shares                       25%      stability by diversifying
Kemper U.S. Government Securities Fund --              among multiple sectors of
   Class I                                    15%               the bond market.
PIMCO Low Duration Fund--
   Institutional Shares                        5%
Zurich Money Market Fund                       5%
                                            -----
                                             100%
                                            =====

Portfolio Highlights


Farmers Income with Growth Portfolio

Our objective in managing the Income with Growth Portfolio is to provide higher returns than its unmanaged benchmark, which is a blend of the Lehman Brothers Aggregate Bond Index^1 (70%) and the S&P 500 Index^2 (30%). At the same time, we seek to maintain a level of risk similar to that of the benchmark. We have divided the Portfolio's investments among three fixed income funds and two equity funds, each of which invests in a distinct sector of the financial markets. Since each sector may respond in a different way to changes in the broader economic environment, strength in one may offset weakness in another. In this way, overall portfolio volatility may be reduced over time.

The mix of investments reflects the Portfolio's strategy. Within the equity portion of the Portfolio, we have divided assets between Janus Twenty Fund and Scudder Growth and Income Fund. While both invest in the U.S. stock market, each takes a different approach: Janus Twenty Fund focuses on finding companies with high rates of earnings growth, while Scudder Growth and Income Fund employs a more value-oriented strategy to find strong, established companies with above-average dividend yields. We feel that these funds complement each other well since growth stocks and value stocks often provide divergent performance. For the same reason, we have invested the fixed income portion of the Portfolio's investments in an array of funds that invest in short-term bonds (PIMCO Low Duration Fund -- Institutional Shares), Treasuries and mortgage-backed securities (Kemper U.S. Government Securities Fund -- Class I), and international bonds (PIMCO Foreign Bond Fund -- Institutional Shares). As is the case with the Portfolio's equity position, the purpose of this allocation is to try to provide shareholders with portfolio diversification to help achieve an optimal combination of long-term total return and ongoing principal stability.

It is reasonable to expect that the Income with Growth Portfolio will provide greater long-term growth potential than a fund with a strategy that focuses entirely on bonds. While on a day-to-day basis the presence of equities may also result in greater share price fluctuation, risk is a natural component of a strategy that seeks higher returns. We believe that over time, a carefully constructed portfolio that includes exposure to a number of areas within the stock and bond markets will produce favorable risk-adjusted returns.

^1 The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury Issues, Agency Issues, corporate bond issues, and mortgage-backed securities. The Index is commonly used as a performance benchmark for bond funds.

^2 The Standard and Poor's 500 Composite Price Stock Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is commonly used as a performance benchmark for stock funds.

Portfolio Summary


Farmers Income with Growth Portfolio
--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------


THE PRINTED DOCUMENT CONTAINS A PIE CHART HERE
WITH THE FOLLOWING DATA:


    Money Market            1%                               Consistent with the
    Fixed Income           72%                           Portfolio's emphasis on
    Equity                 27%                               current income, the
                         -----                            majority of assets are
                          100%                           invested in bond funds.
                         =====





--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                0-15%        Asset class allocations
Fixed Income                               60-80%      are derived from the risk
Equity                                     20-40%      profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

PIMCO Foreign Bond Fund --                                The Portfolio holdings
   Institutional Shares                       25%            provide diversified
PIMCO Low Duration Fund--                               exposure to bonds issued
   Institutional Shares                       25%           both in the U.S. and
Kemper U.S. Government Securities Fund --                     abroad, as well as
   Class I                                    22%        domestic growth stocks,
Janus Twenty Fund                             21%        and to a lesser extent,
Scudder Growth and Income Fund                 6%                  value stocks.
Zurich Money Market Fund                       1%
                                            -----
                                             100%
                                            =====

Portfolio Highlights


Farmers Balanced Portfolio

Our objective in managing the Balanced Portfolio is to provide higher returns than the Portfolio's unmanaged benchmark, in which the Lehman Brothers Aggregate Bond Index^1 and the S&P 500 Index^2 are weighted equally. We also seek to maintain a level of risk similar to that of the benchmark. In pursuit of this objective, we have allocated the Portfolio's investments among three fixed income funds and three equity funds, each of which invests in a distinct sector of the markets. Since each sector may respond in a different way to similar developments in the broader economic environment, strength in one may offset weakness in another under a given set of conditions. In this way, diversification can reduce overall portfolio volatility over time.

Slightly over half of the Portfolio's assets are invested in fixed income funds, with the majority of the weighting split fairly evenly between Kemper U.S. Government Securities Fund -- Class I, which invests in Treasuries and mortgage-backed securities, and PIMCO Foreign Bond Fund -- Institutional Shares, which invests primarily in bonds issued in developed overseas countries. Since the performance of bonds is tied closely to the economic performance of the country in which they have been issued, a strategy that incorporates bonds from numerous geographic areas can provide investors with a high level of diversification. We also hold a small position in Scudder Income Fund, which invests in government bonds and investment-grade corporate issues. Within the equity portion of the Portfolio, we have invested slightly over half of the position in Janus Twenty Fund, which seeks to invest in large companies with strong earnings and favorable growth potential. We have complemented this position with holdings in two value-oriented funds, Scudder Growth and Income Fund and Kemper-Dreman High Return Equity Fund -- Class I. As is the case with our fixed income allocation, these weightings are designed to help achieve an optimal combination of total return and portfolio stability through diversification.

The Portfolio is designed to provide a higher level of growth potential than would likely be achieved by investing 100% of assets in bonds, and a greater level of stability than would likely result from investing the entire portfolio in stocks. We believe that over time, a carefully constructed portfolio that offers exposure to a variety of different asset classes will produce competitive total returns and provide a cushion against the fluctuations of the financial markets.

^1 The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury Issues, Agency Issues, corporate bond issues, and mortgage-backed securities. The Index is commonly used as a performance benchmark for bond funds.

^2 The Standard and Poor's 500 Composite Price Stock Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is commonly used as a performance benchmark for stock funds.

Portfolio Summary


Farmers Balanced Portfolio
--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A PIE CHART HERE
WITH THE FOLLOWING DATA:


    Money Market            1%                        As its name would suggest,
    Fixed Income           53%                            the Balanced Portfolio
    Equity                 46%                         seeks to provide exposure
                         -----                         to both stocks and bonds.
                          100%
                         =====



--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------


Money Market                                0-10%        Asset class allocations
Fixed Income                               40-60%      are derived from the risk
Equity                                     40-60%      profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.
--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------


Janus Twenty Fund                             24%             Diversification is
PIMCO Foreign Bond Fund--                               achieved by investing in
   Institutional Shares                       24%             funds that provide
Kemper U.S. Government Securities Fund --                exposure to both growth
   Class I                                    22%       stocks and value stocks,
Scudder Growth and Income Fund                11%        as well as domestic and
Kemper-Dreman High Return Equity Fund--                           foreign bonds.
   Class I                                    11%
Scudder Income Fund                            7%
Zurich Money Market Fund                       1%
                                            -----
                                             100%
                                            =====

Portfolio Highlights


Farmers Growth with Income Portfolio

Our goal in managing the Growth with Income Portfolio is to outperform its unmanaged benchmark, which is a blend made of the S&P 500 Index^1 (70%) and the Lehman Brothers Aggregate Bond Index^2 (30%). At the same time, we strive to maintain a level of risk similar to that of the benchmark. We have allocated the Portfolio's investments among three equity funds and two fixed income funds, each of which invests in a distinct sector of the markets. Since each sector may perform differently under the same set of market conditions, strength in one may offset weakness in another, thereby reducing overall portfolio volatility.

Consistent with the Portfolio's investment objective, we have invested the majority of its assets in three established stock mutual funds. Janus Twenty Fund, which invests in large, well-known U.S. companies with rising earnings and the potential for strong future growth, made up the bulk of the Portfolio's assets at the close of the period, with a weighting of 25%. We sought to diversify the Portfolio's equity position by investing in two value-oriented funds, Scudder Growth and Income Fund and Kemper-Dreman High Return Equity Fund -- Class I. Both seek to invest in reasonably valued companies that possess dividend yields higher than the market average. While all three of these funds focus on stocks of large companies, we expect that exposure to the sometimes divergent performance of growth stocks and value stocks will provide the Portfolio with a high degree of balance over time. In the fixed income sector, we have placed 11% of total assets in Kemper U.S. Government Securities Fund -- Class I, which invests primarily in Treasuries and mortgage-backed securities, and 25% in PIMCO Foreign Bond Fund -- Institutional Shares, which invests in bonds issued overseas. Since bond returns are often tied to the performance of the economy in the country in which they were issued, allocating assets among numerous countries can provide investors with a high level of diversification.

The Growth with Income Portfolio is designed to provide investors with exposure to the significant long-term growth potential of the stock market, but with a lesser degree of volatility than a portfolio invested entirely in equities. We believe that over time, this approach is likely to generate strong total returns while minimizing the risks inherent in the financial markets.

^1 The Standard and Poor's 500 Composite Price Stock Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is commonly used as a performance benchmark for stock funds.

^2 The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury Issues, Agency Issues, corporate bond issues, and mortgage-backed securities. The Index is commonly used as a performance benchmark for bond funds.

Portfolio Summary


Farmers Growth with Income Portfolio
--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A PIE CHART HERE
WITH THE FOLLOWING DATA:


    Money Market            1%                         The Portfolio's weighting
    Fixed Income           36%                          in equity funds reflects
    Equity                 63%                         its emphasis on long-term
                         -----                                           growth.
                          100%
                         =====




--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                0-10%        Asset class allocations
Fixed Income                               20-40%      are derived from the risk
Equity                                     60-80%      profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                            25%          The Portfolio holdings
PIMCO Foreign Bond Fund--                                provide diversification
   Institutional Shares                      25%       through their exposure to
Kemper-Dreman High Return Equity Fund--                    both growth and value
   Class I                                   21%        stocks, as well as bonds
Scudder Growth and Income Fund               17%         issued both in the U.S.
Kemper U.S. Government Securities Fund --                            and abroad.
   Class I                                   11%
Zurich Money Market Fund                      1%
                                           -----
                                            100%
                                           =====

Portfolio Highlights


Farmers Growth Portfolio

The objective of the Growth Portfolio is to produce higher returns than its unmanaged benchmark, the S&P 500 Index^1, with a similar level of risk. We have allocated the Portfolio's assets among five equity funds in order to gain exposure to large-cap, small-cap, and international stocks. We believe that over the long term, an approach that includes a variety of sectors and investment styles is likely to provide favorable risk-adjusted returns.

The vast majority of the Fund's assets -- 80% -- is allocated in almost equal fashion among three funds: Janus Twenty Fund, Scudder Growth and Income Fund, and Kemper-Dreman High Return Equity Fund -- Class I. Although these funds choose their holdings from the same universe -- large-cap U.S. equities -- their investment styles are different. Janus Twenty Fund tends to invest in stocks of large companies with strong earnings and favorable growth potential. Scudder Growth and Income Fund and Kemper-Dreman High Return Equity Fund -- Class I focus on high quality stocks with above-average dividend yields. Since a high relative yield is often indicative of a stock whose price may be temporarily depressed, this strategy naturally leads both of these funds to invest in "value" stocks. Because growth and value often produce widely disparate returns, a strategy that provides exposure to both styles should produce more consistent performance than a strategy that provides exposure to one or the other.

The Portfolio holds a position in two funds that are not held in the other Farmers Portfolios: Scudder Small Company Value Fund and Scudder International Fund -- International Shares. By themselves, the sectors represented by these two funds tend to have a higher level of risk than the broader market. International stocks are subject to factors not usually present in the U.S. market -- such as political and currency risk -- while smaller companies, due to their size, are generally more vulnerable to fluctuations in the economy. Over time, however, the higher level of risk can also translate into greater potential for total return. When combined with other equity investments, these asset classes can also make a substantial contribution to overall portfolio diversification.

The Growth Portfolio is designed to provide investors with exposure to the significant long-term growth potential of the stock market, but with a higher level of stability than a less diversified portfolio. We believe that allocation of assets across a variety of sectors is likely to produce competitive long-term total returns, and at the same time minimize risk.

^1 The Standard and Poor's 500 Composite Price Stock Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is commonly used as a performance benchmark for stock funds.

Portfolio Summary


Farmers Growth Portfolio
--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------


THE PRINTED DOCUMENT CONTAINS A PIE CHART HERE
WITH THE FOLLOWING DATA:



    Money Market           1%                         The Portfolio is likely to
    Equity                99%                           remain fully invested in
                        -----                         equity funds at all times.
                         100%
                        =====





--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                 0-5%        Asset class allocations
Equity                                    95-100%      are derived from the risk
                                                       profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                             27%      Diversification among the
Kemper-Dreman High Return Equity Fund--                    Portfolio holdings is
   Class I                                    27%            designed to provide
Scudder  Growth and Income Fund               26%     exposure to a wide variety
Scudder Small  Company  Value Fund            14%          of the stock market's
Scudder International Fund -- International                     many subsectors.
   Shares                                      5%
Zurich Money Market Fund                       1%
                                            -----
                                             100%
                                            =====

Glossary of Investment Terms


DIVERSIFICATION     The spreading of risk by investing
                    in several asset categories,
                    industry sectors, or individual
                    securities. An investor with a
                    broadly diversified portfolio will
                    likely receive some protection from
                    the price declines of an individual
                    asset class.

DIVIDEND YIELD      With stocks, a company's payment
                    out of earnings to shareholders
                    divided by its share price. For
                    example, a stock that sells for $10
                    and pays annual dividends totaling
                    $1 has a yield of 10%; if the stock
                    price goes up to $20 and the
                    dividend were to remain at $1, the
                    yield would fall to 5%.

GROWTH FUND         A fund that invests primarily in
                    companies that have displayed above
                    average earnings growth and are
                    expected to continue to increase
                    profits faster than the overall
                    market. Stocks of such companies
                    usually trade at higher valuations
                    and experience more price
                    volatility than the market as a
                    whole.

MARKET              The market value of a company's
CAPITALIZATION      outstanding shares of common stock,
                    determined by multiplying the number
                    of shares outstanding by the share price
                    (number of shares outstanding x price =
                    market capitalization). The universe of
                    publicly traded companies is frequently
                    divided into large-, mid-, and small-
                    capitalization. "Large-cap" stocks tend
                    to be more liquid.


VALUE FUND          A fund that invests primarily in
                    companies whose stock prices do not
                    fully reflect their intrinsic
                    value, as indicated by
                    price/earnings ratio, price/book
                    value ratio, dividend yield, or
                    some other valuation measure,
                    relative to their industries or the
                    market overall. Value stocks tend
                    to display less price volatility
                    and may carry higher dividend
                    yields.


(Sources: Scudder Kemper Investments, Inc., Barron's Dictionary of Finance and Investment Terms)

Investment Portfolio as of April 30, 1999


Farmers Income Portfolio

                                                                                           Market
                                                                                Shares    Value ($)
---------------------------------------------------------------------------------------------------
Money Market 5.3%
---------------------------------------------------------------------------------------------------
                                                                                          -------
Zurich Money Market Fund (Cost $8,205) ......................................     8,205     8,205
                                                                                          -------
Fixed Income 94.7%
---------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund-- Class I ............................     2,662    23,024
Kemper High Yield Fund-- Class I ............................................     4,922    38,792
PIMCO Foreign Bond Fund-- Institutional Shares ..............................     3,560    38,161
PIMCO Low Duration Fund-- Institutional Shares ..............................       759     7,663
Scudder Income Fund .........................................................     2,939    38,321

---------------------------------------------------------------------------------------------------
Total Fixed Income (Cost $144,935) ..........................................             145,961
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $153,140) (a) ......................             154,166
---------------------------------------------------------------------------------------------------


   (a)The cost for federal income tax purposes was $153,140. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $1,026. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,174 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $148.

      During the period from March 9, 1999 (commencement of operations) to April 30, 1999, purchases of Underlying Funds' shares (excluding money market investments) aggregated $144,935. There were no sales during the period.







    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of April 30, 1999


Farmers Income with Growth Portfolio

                                                                    Market
                                                          Shares   Value ($)
--------------------------------------------------------------------------------

Money Market 0.9%
--------------------------------------------------------------------------------
                                                                   -------
Zurich Money Market Fund (Cost $1,048) ...............     1,048     1,048
                                                                   -------
Fixed Income 72.1%
--------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund-- Class I .....     2,895    25,045
PIMCO Foreign Bond Fund-- Institutional Shares .......     2,553    27,364
PIMCO Low Duration Fund-- Institutional Shares .......     2,698    27,254

--------------------------------------------------------------------------------
Total Fixed Income (Cost $79,376) ....................              79,663
--------------------------------------------------------------------------------

Equity 27.0%
--------------------------------------------------------------------------------
Janus Twenty Fund ....................................       364    23,344
Scudder Growth and Income Fund .......................       227     6,505

--------------------------------------------------------------------------------
Total Equity (Cost $28,041) ..........................              29,849
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $108,465) (a)             110,560
--------------------------------------------------------------------------------

   (a)The cost for federal income tax purposes was $108,465. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $2,095. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,206 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $111.

      During the period from March 9, 1999 (commencement of operations) to April 30, 1999, purchases of Underlying Funds' shares (excluding money market investments) aggregated $107,417. There were no sales during the period.







    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of April 30, 1999


Farmers Balanced Portfolio

                                                                          Market
                                                       Shares          Value ($)
--------------------------------------------------------------------------------
Money Market 1.0%
--------------------------------------------------------------------------------
                                                                   -------
Zurich Money Market Fund (Cost $1,371) ...............     1,371     1,371
                                                                   -------
Fixed Income 53.3%

Kemper U.S. Government Securities Fund-- Class I .....     3,451    29,850
PIMCO Foreign Bond Fund-- Institutional Shares .......     2,938    31,495
Scudder Income Fund ..................................       701     9,141

--------------------------------------------------------------------------------
Total Fixed Income (Cost $70,262) ....................              70,486
--------------------------------------------------------------------------------

Equity 45.7%
--------------------------------------------------------------------------------

Janus Twenty Fund ....................................       497    31,884
Kemper-Dreman High Return Equity Fund-- Class I ......       401    14,124
Scudder Growth and Income Fund .......................       507    14,516

--------------------------------------------------------------------------------
Total Equity (Cost $57,447) ..........................              60,524
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $129,080) (a)             132,381
--------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $129,080. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $3,301. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,474 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $173.

      During the period from March 9, 1999 (commencement of operations) to April 30, 1999, purchases of Underlying Funds' shares (excluding money market investments) aggregated $127,709. There were no sales during the period.







    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of April 30, 1999


Farmers Growth with Income Portfolio

                                                                    Market
                                                          Shares   Value ($)
--------------------------------------------------------------------------------

Money Market 1.0%
--------------------------------------------------------------------------------
                                                                   -------
Zurich Money Market Fund (Cost $3,503) ...............     3,503     3,503
                                                                   -------
Fixed Income 35.6%
--------------------------------------------------------------------------------

Kemper U.S. Government Securities Fund-- Class I .....     4,454    38,525
PIMCO Foreign Bond Fund-- Institutional Shares .......     8,121    87,054

--------------------------------------------------------------------------------
Total Fixed Income (Cost $125,106)                                 125,579
--------------------------------------------------------------------------------

Equity 63.4%
--------------------------------------------------------------------------------

Janus Twenty Fund ....................................     1,359    87,206
Kemper-Dreman High Return Equity Fund-- Class I ......     2,135    75,122
Scudder Growth and Income Fund .......................     2,137    61,256

--------------------------------------------------------------------------------
Total Equity (Cost $219,786)                                       223,584
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $348,395) (a)             352,666
--------------------------------------------------------------------------------


  (a) The cost for federal income tax purposes was $348,395. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $4,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,397 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $126.

      During the period from March 9, 1999 (commencement of operations) to April 30, 1999, purchases of Underlying Funds' shares (excluding money market investments) aggregated $344,893. There were no sales during the period.






    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of April 30, 1999


Farmers Growth Portfolio

                                                                    Market
                                                         Shares    Value ($)
--------------------------------------------------------------------------------

Money Market 0.9%
--------------------------------------------------------------------------------
                                                                   -------
Zurich Money Market Fund (Cost $1,280) ...............     1,280     1,280
                                                                   -------
Equity 99.1%
--------------------------------------------------------------------------------

Janus Twenty Fund ....................................       615    39,504
Kemper-Dreman High Return Equity Fund-- Class I ......     1,113    39,154
Scudder Growth and Income Fund .......................     1,352    38,739
Scudder International Fund-- International Shares ....       128     6,802
Scudder Small Company Value Fund .....................     1,126    20,727

--------------------------------------------------------------------------------
Total Equity (Cost $137,866) .........................             144,926
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $139,146) (a)             146,206
--------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $139,146. At April 30, 1999, gross and net unrealized appreciation for all securities in which there was an excess of market value over tax cost was $7,060.

      During the period from March 9, 1999 (commencement of operations) to April 30, 1999, purchases of Underlying Funds' shares (excluding money market investments) aggregated $137,866. There were no sales during the period.


    The accompanying notes are an integral part of the financial statements.

Financial Statements


Statement of Assets and Liabilities
as of April 30, 1999

                                                                                            Income with
                                                                                   Income     Growth
Assets                                                                            Portfolio  Portfolio
-------------------------------------------------------------------------------------------------------
       Investments, at market (for identified cost, see
          accompanying investment portfolios) ..................................   $154,166   $110,560
       Income receivable .......................................................        196        220
       Receivable for Portfolio shares sold ....................................       --         --
                                                                                   --------   --------
       Total assets ............................................................    154,362    110,780

Liabilities
-------------------------------------------------------------------------------------------------------
       Payable for investments purchased .......................................        210        250
       Accrued management fee ..................................................        140        108
       Accrued distribution services fee .......................................         53         54
       Accrued administrative services fee .....................................         46         36
                                                                                   --------   --------
       Total liabilities .......................................................        449        448
       -----------------------------------------------------------------------------------------------
       Net assets, at market value .............................................   $153,913   $110,332
       -----------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------
       Net assets consist of:
       Undistributed (overdistributed) net investment
          income ...............................................................      1,238        493
       Net unrealized appreciation (depreciation)
          on investments .......................................................      1,026      2,095
       Accumulated net realized gain (loss) ....................................       --           15
       Paid-in capital .........................................................    151,649    107,729
       -----------------------------------------------------------------------------------------------
       Net assets, at market value .............................................   $153,913   $110,332
       -----------------------------------------------------------------------------------------------
Net Asset Value
-------------------------------------------------------------------------------------------------------
       Class A
       Net assets applicable to shares outstanding .............................    103,027     52,077
       Shares of beneficial interest outstanding ...............................      8,439      4,223
       Net Asset Value, redemption price per share (net  assets
          /shares outstanding of beneficial interest, $.01 par                  ----------------------
          value, unlimited number of shares authorized).........................   $  12.21   $  12.33
                                                                                ----------------------
       Maximum offering price per share (net asset value plus
          5.26% of net asset value or 5.00% of offering  price
          for Income  Portfolio,  5.54% of net asset  value  or
          5.25% of  offering  price  for  Income  with  Growth
          Portfolio, and 6.10% of net asset value or 5.75% of
          offering price for Balanced, Growth with Income,                      ----------------------
          and Growth Portfolios) ...............................................   $  12.85   $  13.01
                                                                                ----------------------
       Class B
       Net assets applicable to shares outstanding .............................     50,886     58,255
       Shares of beneficial interest outstanding ...............................      4,173      4,730
       Net Asset Value,  offering and  redemption  price  (subject to contingent deferred  sales charge) per share (net
       assets / shares  outstanding of beneficial interest, $.01                ----------------------
          par value, unlimited number of shares authorized).....................  $  12.19   $  12.32
                                                                                ----------------------

    The accompanying notes are an integral part of the financial statements.

                                       24










                  Growth with
   Balanced         Income             Growth
   Portfolio       Portfolio          Portfolio
-----------------------------------------------
$    132,381     $    352,666      $    146,206
         118              183               1
          --              391             941
---------------- --------------  --------------
     132,499          353,240         147,148

-----------------------------------------------
         125              182              --
         114              134             120
          58               55              55
          38               45              40
---------------- --------------  --------------
         335              416             215
-----------------------------------------------
$    132,164     $    352,824    $    146,933
-----------------------------------------------

-----------------------------------------------

         483              429              99
                        4,271           7,060
       3,301
          31               54              77
     128,349          348,070         139,697
-----------------------------------------------
$    132,164     $    352,824    $    146,933
-----------------------------------------------

-----------------------------------------------

      64,141          298,156          92,189
       5,153           23,615           7,200


-----------------------------------------------
      $12.45           $12.63          $12.80
-----------------------------------------------




-----------------------------------------------
      $13.21           $13.40          $13.58
-----------------------------------------------

      68,023           54,668          54,744
       5,471            4,334           4,281


-----------------------------------------------
      $12.43           $12.61          $12.79
-----------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       25



Financial Statements (continued)


Statement of Operations
for the period March 9, 1999 (commencement of operations) to
April 30, 1999
                                                                                          Income with
                                                                                 Income     Growth
Investment Income                                                               Portfolio  Portfolio

       Income:
       Income distributions from Underlying Funds ..............................   $1,477   $  691
                                                                                   ------   ------
       Expenses:
       Management fee ..........................................................      140      108
       Distribution fees-- Class B .............................................       53       54
       Administrative fees-- Class A ...........................................       28       18
       Administrative fees-- Class B ...........................................       18       18
                                                                                   ------   ------
                                                                                      239      198
       -------------------------------------------------------------------------------------------
       Net investment income ...................................................    1,238      493
        -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------
       Capital gain distribution from Underlying Funds .........................     --         15
       Net unrealized appreciation (depreciation) on
          investments during the period ........................................    1,026    2,095
       -------------------------------------------------------------------------------------------
       Net gain (loss) on investments ..........................................    1,026    2,110
       -------------------------------------------------------------------------------------------

       -------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations.............................................   $2,264   $2,603
       -------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       26










   Balanced       Growth with       Growth
   Portfolio        Income         Portfolio
                   Portfolio


$        693     $        663    $        314
---------------- --------------  --------------

         114              134             120
          58               55              55
          19               26              22
          19               19              18
---------------- --------------  --------------
         210              234             215
-----------------------------------------------
         483              429              99
-----------------------------------------------

-----------------------------------------------
          31               54              77

       3,301            4,271           7,060
-----------------------------------------------
       3,332            4,325           7,137
-----------------------------------------------

-----------------------------------------------
$      3,815     $      4,754    $      7,236
-----------------------------------------------



    The accompanying notes are an integral part of the financial statements.


                                       27



Financial Statements (continued)


Statement of Changes in Net Assets
for the period March 9, 1999 (commencement of operations) to
April 30, 1999
                                                                                           Income with
                                                                                   Income     Growth
Increase (Decrease) in Net Assets                                                 Portfolio  Portfolio
------------------------------------------------------------------------------------------------------

       Operations:
       Net investment income ...................................................   $  1,238   $    493
       Net realized gain (loss) ................................................       --           15
       Net unrealized appreciation (depreciation) on
         investments during the period .........................................      1,026      2,095
                                                                                   --------   --------
       Net increase in net assets resulting from
          operations............................................................      2,264      2,603
       Portfolio share transactions:
       Class A
       Proceeds from shares sold ...............................................     91,574     40,711

       Class B
       Proceeds from shares sold ...............................................     40,075     47,018
                                                                                   --------   --------
       Net increase in net assets from Portfolio
          share transactions ...................................................    131,649     87,729
       Increase in net assets ..................................................    133,913     90,332
       Net assets at beginning of period .......................................     20,000     20,000
                                                                                ----------------------
       Net assets at end of period (a) .........................................   $153,913   $110,332
                                                                                ----------------------

Other Information
------------------------------------------------------------------------------------------------------

       Increase (decrease) in Portfolio shares
       Class A
       Shares outstanding at beginning of period ...............................        833        833
                                                                                   --------   --------
        Shares sold ............................................................      7,606      3,390
                                                                                   --------   --------
       Net increase in Portfolio shares ........................................      7,606      3,390
                                                                                ----------------------
       Shares outstanding at end of period .....................................      8,439      4,223
                                                                                ----------------------
       Class B
       Shares outstanding at beginning of period ...............................        833        833
                                                                                    --------   --------
       Shares sold .............................................................      3,340      3,897

        Net increase in Portfolio shares .......................................      3,340      3,897
                                                                                ----------------------
       Shares outstanding at end of period .....................................      4,173      4,730
                                                                                ----------------------
       (a) Includes undistributed (overdistributed)
           net investment income ...............................................   $  1,238   $    493


    The accompanying notes are an integral part of the financial statements.

                                       28










   Balanced       Growth with       Growth
   Portfolio        Income         Portfolio
                   Portfolio
-----------------------------------------------

$        483     $        429    $         99
          31               54              77
       3,301            4,271           7,060
---------------- --------------  --------------
       3,815            4,754           7,236
---------------- --------------  --------------


      52,062          285,996          78,322
---------------- --------------  --------------

      56,287           42,074          41,375
---------------- --------------  --------------
                      328,070         119,697
     108,349
---------------- --------------  --------------
     112,164          332,824         126,933
      20,000           20,000          20,000
-----------------------------------------------
$    132,164     $    352,824    $    146,933
-----------------------------------------------

-----------------------------------------------


         833              833             833
---------------- --------------  --------------
       4,320           22,782           6,367
---------------- --------------  --------------
       4,320           22,782           6,367
-----------------------------------------------
       5,153           23,615           7,200
-----------------------------------------------

         833              833             833
---------------- --------------  --------------
       4,638            3,501           3,448
---------------- --------------  --------------
       4,638            3,501           3,448

-----------------------------------------------
       5,471            4,334           4,281
-----------------------------------------------
$        483     $        429    $         99



    The accompanying notes are an integral part of the financial statements.

Financial Highlights


The tables on these two pages include selected data for a share outstanding
(a) throughout the period and other performance information derived from the financial statements.


For the period March 9, 1999 (commencement of operations) to April 30, 1999

                                                                      Income with
                                                         Income          Growth
Class A                                                 Portfolio       Portfolio
---------------------------------------------------------------------------------

                                                         ------------------------
Net asset value, beginning of period ...................   $    12.00  $   12.00
                                                         ------------------------
Income from investment operations:
Net investment income ..................................          .11        .07
Net realized and unrealized gain (loss) on .............          .10        .26
   investment transactions
                                                         ------------------------
Total from investment operations .......................          .21        .33
                                                         ------------------------
Net asset value, end of period .........................   $    12.21  $   12.33
                                                         ------------------------
---------------------------------------------------------------------------------
Total Return (%) (c) ...................................         1.75**     2.75**
Ratios and Supplemental Data
Net assets, end of period ($ thousands) ................          103         52
Ratio of operating expenses to average daily net
   assets (%)  .........................................         1.00*      1.00*
Ratio of net investment income to average daily net
   assets (%) (b)  .....................................          .93**      .55**
Portfolio turnover rate (%) ............................           --         --

(a) Based on average shares outstanding during the period.
(b) Due to the short period of operations, these ratios are not indicative of future earnings.
(c) Total return would have been lower if the investment adviser to some of the Underlying Funds had not maintained some of the Underlying Funds' expenses.
*   Annualized
**  Not annualized

                 Growth with
   Balanced        Income        Growth
   Portfolio      Portfolio     Portfolio
--------------------------------------------
$    12.00      $    12.00    $    12.00
--------------------------------------------

       .06             .04           .01
       .39             .59           .79
--------------------------------------------
       .45             .63           .80
--------------------------------------------

--------------------------------------------
    $12.45          $12.63        $12.80
--------------------------------------------
      3.75**          5.25**        6.67**

        64             298            92
      1.00*           1.00*         1.00*

       .52**           .37**         .12**
        --              --            --

The tables on these two pages include selected data for a share outstanding
(a) throughout the period and other performance information derived from the financial statements.


For the period March 9, 1999 (commencement of operations) to April 30, 1999

                                                                      Income with
                                                         Income          Growth
Class B                                                 Portfolio       Portfolio
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $   12.00  $   12.00
---------------------------------------------------------------------------------
Income from investment operations:
Net investment income ...................................         .12        .05
Net realized and unrealized gain (loss) on
   investment transactions...............................         .07        .27
---------------------------------------------------------------------------------
Total from investment operations ........................         .19        .32
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, end of period ..........................   $   12.19  $   12.32
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Total Return (%) (c) ....................................        1.58**     2.67**
Ratios and Supplemental Data
Net assets, end of period ($ thousands) .................          51         58
Ratio of operating expenses to average daily net
   assets (%) ............................................       1.75*      1.75*
Ratio of net investment income to average daily net
   assets (%) (b)........................................        1.01**      .44**
Portfolio turnover rate (%) .............................     --         --

(a) Based on average shares outstanding during the period.
(b) Due to the short period of operations, these ratios are not indicative of future earnings.
(c) Total return would have been lower if the investment adviser to some of the Underlying Funds had not maintained some of the Underlying Funds' expenses.

*   Annualized
**  Not annualized

                 Growth with
   Balanced        Income        Growth
   Portfolio      Portfolio     Portfolio
--------------------------------------------
$    12.00      $    12.00    $    12.00
--------------------------------------------

       .05             .04           .01
       .38             .57           .78
--------------------------------------------
       .43             .61           .79
--------------------------------------------

--------------------------------------------
$    12.43      $    12.61    $    12.79
--------------------------------------------
      3.58**          5.08**        6.58**

        68              55            55
      1.75*           1.75*         1.75*

       .40**           .31**         .06**
        --               --             --

Notes to Financial Statements


A. Significant Accounting Policies

Farmers Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is composed of five separate diversified portfolios: Income, Income with Growth, Balanced, Growth with Income and Growth Portfolios (the "Portfolios"). These Portfolios invest primarily in existing mutual funds (the "Underlying Funds") that are either affiliated with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") or are unaffiliated.

Each Portfolio consists of two classes of shares -- Class A and Class B. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance.

Investment income, realized and unrealized capital gains and losses, and certain Portfolio-level expenses and expense reductions if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each Class bears expenses unique to that class. Class B shares differ from Class A shares only with respect to the 12b-1 distribution expenses borne by Class B shares. All shares of the Portfolio have equal rights with respect to voting.

These financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term securities purchased with an original maturity of sixty days or less are valued at amortized cost.

Federal Income Taxes. Each Portfolio is treated as a single corporate taxpayer, as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions from net investment income from the Income, Income with Growth, and Balanced Portfolios are declared and paid

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

quarterly, and distributions of net realized gains are made annually. Distributions of net investment income and net realized gains from the Growth with Income and Growth Portfolio are made annually. During any particular year net realized gains, in excess of available capital loss carryforwards, would be taxable to each such Portfolio if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The Portfolios use the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of income and capital gains from the Underlying Funds and distributions to shareholders are recorded on the ex-dividend date. Income is recorded on the accrual basis.

B. Related Parties

Management Agreement. Under the Management Agreement (the "Agreement"), each Portfolio pays the Adviser an annual fee of .75% of average daily net assets of that Portfolio. The Agreements between each Portfolio and the Adviser require that the Adviser provide investment management services and pay all ordinary expenses of the Portfolios, except distribution fees, administrative fees, interest, taxes, brokerage commissions, all compensation and expenses of Trustees (other than those affiliated with the Adviser) and extraordinary expenses.

The Adviser also receives management fees from managing the affiliated Underlying Funds in which each Portfolio invests. Each affiliated Underlying Fund pays the Adviser a management fee as determined by the Investment Agreement between each Underlying Fund and the Adviser.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Fund's net assets. At April 30, 1999, none of the Portfolios held more than 5% of an Underlying Fund's outstanding shares.

Distribution Service Agreement: In accordance with Rule 12b-1 under the Investment Act of 1940, as amended, Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, receives a fee of .75% of average daily net assets of

Class B. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B shares of each Portfolio. In addition, KDI receives any contingent deferred sales charge
(CDSC) from redemptions of Class B shares of each Portfolio. For the period ended April 30, 1999, there was no CDSC incurred by Class B shareholders of each Portfolio payable to KDI and the distribution fees were as follows:

                                Distribution
                               fees received
                                  by KDI
    Portfolio                       ($)
    -------------------------------------------------
    Income                          53
    Income with Growth              54
    Balanced                        58
    Growth with Income              55
    Growth                          55

Administrative Service Fees: The Trust has an administrative services agreement with KDI. For providing information and administrative services to Classes A and B shareholders, each Portfolio pays KDI a fee at an annual rate of up to .25% of average daily net assets for each such class. KDI in turn has various agreements with other firms to provide these services and pays each such firm a fee based upon the assets for Class A and Class B shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with the KDI. During the period ended April 30, 1999, the administrative service fees (ASF) were as follows:

                               ASF incurred
                                   by the
    Portfolio                      Fund ($)
    -------------------------------------------------
    Income                           46
    Income with Growth               36
    Balanced                         38
    Growth with Income               45
    Growth                           40

Report of Independent Accountants


To the Trustees of Farmers Investment Trust and the
Shareholders of Farmers Investment Trust: Income,
Income with Growth, Balanced, Growth with Income, and
Growth Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Farmers Investment Trust: Income, Income with Growth, Balanced, Growth with Income, and Growth Portfolios (the "Portfolios") at April 30, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 1999 by correspondence with the transfer agents, provides a reasonable basis for the opinion expressed above.

Boston, Massachusetts                               PricewaterhouseCoopers LLP
June 9, 1999

Officers and Trustees

Kathryn L. Quirk*
  Chairperson and Trustee

Dr. Rosita P. Chang
  Trustee; Professor of Finance,
  University of Rhode Island

Edgar R. Fiedler
  Trustee; Senior Fellow and Economic Counsellor,
  The Conference Board, Inc.

Dr. J. D. Hammond
  Trustee; Dean, Smeal College of Business
  Administration,
  Pennsylvania State University

Richard M. Hunt
  Trustee; University Marshal and Senior Lecturer,
  Harvard University

Paul Secord
  President, Farmers Investment Trust

Philip Fortuna*
  Vice President

Thomas W. Joseph*
  Vice President

Ann M. McCreary*
  Vice President

John R. Hebble*
  Treasurer

Caroline Pearson*
  Assistant Secretary

Elizabeth C. Werth*
  Assistant Secretary

* Scudder Kemper Investments, Inc.


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(BLANK INSIDE BACK COVER)

Farmers Financial Solutions --
helping you get to where you want to be.

Working with your Farmers agent*
to better understand your financial
needs, clarify your goals, and
develop steps you can take towards
those goals.

*The securities are offered through your agent, a registered representative of Investors Brokerage Services, Inc.



Scudder Kemper Investments is the adviser to Farmers Money Market Portfolio. Scudder Kemper Investments has 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

This information must be preceded or
accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Money Market
Portfolio.

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.


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                                                 FINANCIAL SERVICES